Business Combination Agreement and Finco Financing	12 Months Ended
Dec. 31, 2021
Business Combination And Financing Analysis [Abstract]
Business Combination Agreement and Finco Financing [Text Block]

2. Business Combination Agreement and Finco Financing

On April 8, 2021, Alpine, Origination, Alpine Summit Energy Partners Finco, Inc ("Finco"), Red Pine Petroleum Subco Ltd. ("Subco") and Alpine Summit Energy Investors, Inc. ("Blocker") entered into the BCA pursuant to which the parties agreed to complete a series of transactions to effect a business combination between Alpine and Origination and that resulted in a reverse take-over of Alpine by the members of Origination.

(1) Finco issued subscription receipts for gross proceeds of approximately CDN$7.5 million (Note 13) and "The Finco Financing" later in note 2;

(2) immediately prior to the closing of the BCA:

(a) Alpine amended its articles to (i) reclassify its common shares as Subordinate Voting Shares ("SVS"), (ii) create a new class of Multiple Voting Shares ("MVS") and a new class of Proportionate Voting Shares ("PVS"), and (iii) change its name from "Red Pine Petroleum Ltd." to "Alpine Summit Energy Partners, Inc.";

(b) each outstanding membership unit of Origination ("Origination Member Unit") would be converted into three membership units of Origination;

(c) the Subscription Receipts converted into Finco Shares, with each holder of a Subordinate Voting Subscription Receipt receiving one Class A Finco Share in exchange therefor and each holder of a Multiple Voting Subscription Receipt receiving one Class B Finco Share in exchange therefor; and

(3) on closing of the BCA:

(a) the Company, Finco and Subco completed a three-cornered amalgamation under the BCBCA pursuant to which all Finco shareholders (including former holders of the Subscription Receipts) exchanged their Class A Finco shares held for SVS or their Class B Finco Shares held for Multiple Voting Shares, as applicable, in each case on a one-for-one basis, and Finco and Subco amalgamated, with the resulting entity ("Amalco") to continue as a wholly-owned subsidiary of Alpine;

(b) Amalco wound up into Alpine, and the assets of Amalco (which consist of the funds invested by the holders of the Subscription Receipts, net of expenses) transferred to the Company by operation of law;

(c) certain U.S. holders of Origination Member Units (other than Blocker) contributed their Origination Member Units to the Company in exchange for MVS on a one-hundred membership units for one MVS basis;

(d) certain non-U.S. holders of Origination Member Units contributed their Origination Member Units to the Company in exchange for SVS on a one membership unit for one SVS basis subject to adjustment for any applicable withholding taxes;

(e) each holder of Blocker Shares contributed their Blocker Shares to the Company in exchange for SVS on a one Blocker Share for three SVS basis;

(f) A related party, being an officer, director and shareholder of Origination pre-closing of the BCA, and of Alpine post closing of the BCA, subscribed for 15,947.292 PVS carrying voting rights that would, in the aggregate, represent approximately 32.2% (Note 13 and 14) of the voting rights of the Company upon completion of the BCA on a fully diluted basis for a purchase price equivalent to their estimated fair market value of USD$128,213;

(g) the Company used certain proceeds of the Finco Financing and the membership units of Origination received by it to subscribe for Blocker Shares, following which the proceeds of Finco Financing received by Blocker were contributed to Origination in exchange for membership units of Origination; and

(h) Origination Member Units held by Blocker were re-designated as Class A Voting Units of Origination and Origination Member Units held by other remaining members of Origination were re-designated as Class B Non- Voting Units of Origination.

The number and terms of the securities to be issued in connection with the BCA were determined pursuant to arm's length negotiations between the management of each of the Company and Origination at the time the BCA was entered into.

The reclassification of the common shares of the Company into SVS and the creation of the MVS in connection with the BCA is for the purpose of allowing the Company to maintain its status as a "foreign private issuer" as determined in accordance with Rule 3b-4(c) under the U.S. Exchange Act.

The Finco Financing

On August 18, 2021, Finco completed a brokered private placement of an aggregate of 161,976 subordinate voting subscription receipts at a subscription price of CDN$4.01 per subordinate voting subscription receipt and 17,057 multiple voting subscription receipts at a subscription price of CDN$401.29 per multiple voting subscription receipt for aggregate gross proceeds of approximately CDN$7.5 million (USD$ 5,995,461). Finco is a special purpose British Columbia company incorporated solely for the purpose of the Finco Financing.

The Finco Financing was completed pursuant to the terms of an agency agreement dated August 18, 2021 among Finco, the Company and Eight Capital ("Agent"), as lead agent and sole bookrunner (the "Agency Agreement"). The subscription receipts are governed by the terms of a subscription receipt agreement (the "Subscription Receipt Agreement") dated August 18, 2021 among Finco, the Agent and Odyssey Trust Company in its capacity as subscription receipt agent.

Each subordinate voting subscription receipt and each multiple voting subscription receipt entitled the holder thereof to receive, upon automatic exchange in accordance with the terms of the Subscription Receipt Agreement, without payment of additional consideration or further act or formality on the part of the holder thereof, one Class A Finco share and one Class B Finco share, respectively, upon the satisfaction or waiver of the escrow release conditions at or before the escrow release deadline. Each Class A Finco share would then be exchanged for one SVS and each Class B Finco share would be exchanged for one MVS upon completion of the BCA.

In connection with the Finco financing, the Agent was entitled to receive a cash commission of CDN$26,525 and an advisory fee of CDN$197,500 (collectively, the "Agent's Fees"). On closing of the Finco Financing, the Agent received payment of 50% of the Agent's Fees. The remaining 50% of the Agent's Fees paid to the Agent upon the satisfaction of the escrow release conditions.

Reverse Takeover

On September 7, 2021, the Company completed the BCA (as described above). As a result of the transaction, the former shareholders of Origination acquired control of the combined Company and, thereby constitutes a reverse takeover of Red Pine by Origination. The BCA is considered a purchase of the Red Pine's net assets by Origination. The transaction is accounted for in accordance with guidance provided in IFRS 2 Share-Based Payments.

As Red Pine did not qualify as a business according to the definitions in IFRS 3, the BCA does not constitute a business combination; rather, it is treated as an issuance of Alpine shares for the net assets of Red Pine and Red Pine's listing status with Alpine as the continuing entity. The resulting consolidated financial statements are presented as a continuation of Origination and comparatives figures presented in the consolidated financial statements of are those of Origination.

As a part of the reverse takeover, the Company issued 534,384 SVS on September 7, 2021, for total consideration of $1,697,865 based on the Finco Financing value of CDN$4.01/SVS or US$3.18/SVS, for the Red Pine net assets, which are made up primarily of cash valued at $396,173. The excess of purchase consideration over net assets acquired resulted in a listing expense of $1,301,692 and is presented in the consolidated statement of loss and comprehensive loss.

Acquisition related costs totalling $1,567,967 have been excluded from consideration paid and were recognized as transaction costs on the consolidated statement of loss and comprehensive loss for the year ended December 31, 2021 when the costs were incurred.